Condensed Consolidated Statements of Cash Flow - USD ($)	2 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Cash flows from operating activities
Net loss from continuing operations	$ (315,602)	$ (4,507,799)
Adjustments to reconcile net loss to net cash used by operating activities:
Issuance of common stock for compensation		1,295,324
Change in operating assets and liabilities:
Increase in deposit	(3,815)
Decrease (increase) in prepayment	(3,815)	3,815
Due to shareholder	46,586
(Decrease) increase in other payable	300,000	(300,000)
(Decrease) increase in due to related party	22,517	(22,517)
Increase in accounts payable		18,370
Increase in accrued expense		38,100
Net cash used in operating activities	(517)	(3,474,707)
Cash flows from investing activities
Net cash provided by (used in) investing activities
Cash flows from financing activities
(Decrease) increase in due to shareholder	46,586	(46,586)
Proceeds from subscription receivable		350,000
Proceeds from issuance of shares	948,959	2,350,000
Net cash provided by financing activities	995,545	2,653,414
Effect Of Exchange Rates On Cash
Net (decrease) increase in cash	994,830	(821,293)
Cash, beginning of period		994,830
Cash, end of period	994,830	173,537
Non cash investing and financing activities
Prepayment		900,000
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid